Property, Plant And Equipment	12 Months Ended
Sep. 30, 2017
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

NOTE 9 - Property, Plant and Equipment

Property, plant and equipment as of September 30, 2017 and 2016 consist of the following:

(in millions)	2017	2016
Land, buildings and improvements	$145.7	$140.4
Machinery, equipment and other	379.3	326.3
Capital leases	210.2	74.6
Construction in progress	40.4	35.6
Property, plant and equipment	$775.6	$576.9
Accumulated depreciation	(272.5)	(210.8)
Property, plant and equipment, net	$503.1	$366.1

Depreciation expense from property, plant and equipment for the years ended September 30, 2017, 2016 and 2015 was $69.6 million, $59.2 million, and $52.5 million, respectively.